Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Receivables [Abstract]
Accounts receivable	$ 374,095	2,264,660	1,259,251
Allowance for doubtful accounts	(7,237)	(43,814)	(5,768)
Accounts receivable, net	$ 366,858	2,220,846	1,253,483